Note 22 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands												1 Months Ended
	Mar. 09, 2022 $ / shares	Mar. 08, 2022 USD ($)	Feb. 01, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jan. 05, 2022 USD ($)	Jan. 04, 2022 USD ($)	Jan. 03, 2022 $ / shares	Jun. 04, 2021 USD ($)	Feb. 18, 2020 USD ($)	Jan. 26, 2022 USD ($)	Mar. 24, 2022	Feb. 28, 2022	Dec. 31, 2021	Jun. 07, 2021 USD ($)	Dec. 31, 2020	Apr. 24, 2020 USD ($)	Feb. 13, 2020 USD ($)
Carrying Capacity of Vessels at Period End (TEU)															543,645		435,612
Dead Weight Tonnage of Vessels															2,320,750
Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Debt Instrument, Face Amount																$ 79,000
Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Debt Instrument, Face Amount																			$ 30,000
Proceeds from Issuance of Long-term Debt, Total											$ 30,000
Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 38,000
Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Debt Instrument, Face Amount																		$ 70,000
Subsequent Event [Member] | Dyros [Member]
Carrying Capacity of Vessels at Period End (TEU)				4,578
Subsequent Event [Member] | Oracle and Libra [Member]
Dead Weight Tonnage of Vessels				114,699
Subsequent Event [Member] | Magda (tbr Norma) [Member]
Dead Weight Tonnage of Vessels			58,018
Subsequent Event [Member] | Maersk Kalamata and Sealand Washington [Member]
Number of Vessels Held for Sale, Expected to Close in Next Twelve Months														2
Subsequent Event [Member] | Each of Two Container Vessels, Termination of Shipbuilding Contracts [Member]
Dead Weight Tonnage of Vessels													12,690
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreement to Refinance Loans and Corporate Purposes [Member]
Debt Instrument, Face Amount												$ 85,000
Proceeds from Issuance of Long-term Debt, Total				$ 85,000
Subsequent Event [Member] | Loans Payable [Member] | Guernica Marine Corp. Loan Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total								$ 13,374
Subsequent Event [Member] | Loans Payable [Member] | Bernis Marine Corp. Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. [Member]
Proceeds from Issuance of Long-term Debt, Total							$ 52,525
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreement to Finance Pythias, Egyptian Mike, Phoenix, Oracle, and Libra [Member]
Proceeds from Issuance of Long-term Debt, Total												$ 56,700
Subsequent Event [Member] | Loans Payable [Member] | Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. Loan Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total					$ 11,500
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreement to Purchase Volans, Vulpecula, Vela and JPO Virgo [Member]
Repayments of Long-term Debt, Total				$ 24,554
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreement with 11 Companies, Tranche C [Member]
Repayments of Long-term Debt, Total			$ 34,730
Subsequent Event [Member] | Loans Payable [Member] | Bernis, Verity, Dawn, Discovery and Parity Loan Agreements [Member]
Repayments of Long-term Debt, Total						$ 51,885
Subsequent Event [Member] | Loans Payable [Member] | Capetanissa Maritime Corporation et al. [Member]
Repayments of Long-term Debt, Total		$ 3,062
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares									$ 0.476563
Dividends Payable, Date Declared									Jan. 03, 2022
Dividends Payable, Date to be Paid									Jan. 18, 2022
Dividends Payable, Date of Record									Jan. 14, 2022
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares									$ 0.531250
Dividends Payable, Date Declared									Jan. 03, 2022
Dividends Payable, Date to be Paid									Jan. 18, 2022
Dividends Payable, Date of Record									Jan. 14, 2022
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares									$ 0.546875
Dividends Payable, Date Declared									Jan. 03, 2022
Dividends Payable, Date to be Paid									Jan. 18, 2022
Dividends Payable, Date of Record									Jan. 14, 2022
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares									$ 0.554688
Dividends Payable, Date Declared									Jan. 03, 2022
Dividends Payable, Date to be Paid									Jan. 18, 2022
Dividends Payable, Date of Record									Jan. 14, 2022
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares									$ 0.115
Dividends Payable, Date Declared									Jan. 03, 2022
Dividends Payable, Date to be Paid									Feb. 07, 2022
Dividends Payable, Date of Record									Jan. 20, 2022
Subsequent Event [Member] | Common Stock [Member] | Special Dividend [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares	$ 0.50
Dividends Payable, Date Declared	Mar. 09, 2022